9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2023			2022			2021
	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end
To a director for:
investor relations	$132,000	$333,918	$23,231	$132,000	$1,094,123	$12,919	$132,000	$221,193	$12,246
consulting (a)	1,125	-	-	5,400	158,060	-	675	-	-

To an officer (b)	41,787	-	7,625	39,225	355,836	1,549	40,725	-	1,732

	$174,912	$333,918	$30,856	$176,625	$1,608,019	$14,468	$173,400	$221,193	$13,978

a)fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.

b)for accounting and management services.